SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Convertible common stock issued upon conversion			120,000
Depreciation expense	$ 421	$ 99	$ 585	$ 99
Warrant [Member]
Potentially dilutive securities	1,396,139		454,600
Convertible Notes Payable [Member]
Potentially dilutive securities			50,000